Consolidated statement of profit or loss and other comprehensive income - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Consolidated statement of profit or loss and other comprehensive income [Abstract]
Exploration expenditure written off	$ (24)	$ (48)	$ (81)
Other income	0	0	138
Employee benefits expensed	(6,658)	(5,899)	(5,063)
Other expenses	(9,877)	(3,008)	(3,250)
Loss from operating activities	(16,559)	(8,955)	(8,256)
Finance income	4,000	97	2,838
Finance costs	(24)	(1,468)	(28)
Net finance income / (costs)	3,976	(1,371)	2,810
Loss before tax	(12,583)	(10,326)	(5,446)
Income tax expense	0	0	0
Loss for the year	(12,583)	(10,326)	(5,446)
Loss attributable to equity holders of the company	(12,583)	(10,326)	(5,446)
Items that may be reclassified subsequently to profit and loss
Foreign currency translation difference on foreign operations	12,836	(8,040)	(175)
Other comprehensive income/(loss) (net of tax)	12,836	(8,040)	(175)
Total comprehensive profit / (loss) for the year	253	(18,366)	(5,621)
Total comprehensive income / (loss) attributable to the owners of the company	$ 253	$ (18,366)	$ (5,621)
Earnings per share
Basic loss per ordinary share (in dollars per share)	$ (0.62)	$ (0.59)	$ (0.34)
Diluted loss per ordinary share (in dollars per share)	$ (0.62)	$ (0.59)	$ (0.34)